Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	240,000,000
Common stock, shares issued	42,722,000	922,000
Common stock, shares outstanding	42,722,000	922,000
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	0	154,592,000
Redeemable convertible preferred stock, shares issued	0	147,214,000
Redeemable convertible preferred stock, shares outstanding	0	147,214,000